LOSS PER SHARE (Q1) (Tables)	3 Months Ended
Mar. 31, 2024
Profit/(loss) per Share attributable to common stockholders:
Common Stock Equivalents Excluded from Dilutive Loss Per Share
Total common stock equivalents excluded from dilutive loss per share are as follows:

	March 31, 2024	March 31, 2023
Convertible notes	6,250,000	—
Warrants	21,491,229	—
Total common stock equivalents excluded from dilutive loss per share	27,741,229	—